Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible Notes Payable

	December 31, 2021	December 31, 2020
Convertible notes payable:
Convertible note balance	$—	$620,000
Debt discount	—	(177,613)
Carrying value of convertible notes payable	$—	$442,387

Convertible note payable, current portion	$—	$10,586
Convertible notes payable, related parties	—	98,960
Convertible notes payable, net of current portion	—	332,841
Carrying value of convertible notes payable	$—	$442,387